Segment reporting - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Number of operating segments			2		2
Number of contracts	3	4	3		3	3
Gross Premiums Written
Revenue, Major Customer [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Contract One | Contract Concentration Risk | Gross Premiums Written
Revenue, Major Customer [Line Items]
Concentration risk, percentage	60.50%	61.00%	29.20%	18.80%	14.90%	22.30%
Contract Two | Contract Concentration Risk | Gross Premiums Written
Revenue, Major Customer [Line Items]
Concentration risk, percentage	31.80%	22.00%	12.40%	14.60%	11.20%	20.00%
Contract Three | Contract Concentration Risk | Gross Premiums Written
Revenue, Major Customer [Line Items]
Concentration risk, percentage	14.10%	13.10%	11.20%	11.60%	10.50%	11.80%
Contract Four | Contract Concentration Risk | Gross Premiums Written
Revenue, Major Customer [Line Items]
Concentration risk, percentage		12.30%		11.50%